Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 64,627	¥ 73,401
Ending balance	72,933	64,627
Interest income recognized during the reporting period	409	555
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,013	2,367
Consumer borrowers | Real estate loans | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,693	1,824
Ending balance	1,540	1,693
Interest income recognized during the reporting period	187	235
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	130	41
Consumer borrowers | Real estate loans | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	547	475
Ending balance	794	547
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	370	0
Consumer borrowers | Card loans | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,367	503
Ending balance	2,191	1,367
Interest income recognized during the reporting period	23	28
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Consumer borrowers | Other | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	5,429	2,391
Ending balance	7,485	5,429
Interest income recognized during the reporting period	143	170
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	8	10
Consumer borrowers | Other | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,105	519
Ending balance	3,070	1,105
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	1,141	0
Corporate borrowers | Non-recourse Loans | The Americas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	3,248	8,787
Ending balance	2,855	3,248
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	219	351
Ending balance	180	219
Interest income recognized during the reporting period	35	51
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	6	13
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	12,804	20,879
Ending balance	12,339	12,804
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,118	1,267
Ending balance	590	1,118
Interest income recognized during the reporting period	21	71
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	43	190
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	20,470	18,634
Ending balance	24,986	20,470
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	315	2,113
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	16,627	17,771
Ending balance	16,903	16,627
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 0	¥ 0